SHARE CAPITAL	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
SHARE CAPITAL
NOTE 14:	SHARE CAPITAL

a.	The Company’s ordinary shares are quoted under the symbol “SPCB” on the NASDAQ Capital Market in the United States.

b.	Shareholders’ rights:

The ordinary shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

c.
On January 19, 2024, the Company issued to a single accredited institutional investor an aggregate of 73,758 of its ordinary shares, 276,244 pre-funded warrants to purchase ordinary shares with an exercise price of $0.0002 per share, and private warrants to purchase an aggregate of 212,500 of its ordinary shares at an exercise price of $9 per share and at the same time canceled warrant issued to such Investor on July 2020 to purchase an aggregate of 7,400 of its ordinary shares.

The 212,500 Company’s private warrants issue on January 19, 2024, were classified as a financial liability because of the repurchase provisions of such warrants that permitted the holders of such warrants, in the event of a fundamental transaction, to receive a cash consideration that is not the same as the consideration payable to the common stockholders (see also Note 10).

On February 19,2024, all the 276,244 prefunded warrants were converted into 276,244 ordinary shares of the Company.

d.
On April 16, 2024, as a compensation for late filing of its registration statement, the Company issued to a single accredited institutional investor private warrants to purchase an aggregate of 50,000 of the Company’s ordinary shares at an exercise price of $7.44 per share which were scheduled to expire  on April 15, 2029.

All warrants were classified as a component of shareholders’ equity because such warrants are free standing financial instruments that are legally detachable, separately exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of Ordinary Shares upon exercise, requires physical settlement and do not provide any guarantee of value or return (unless, in accordance with ASC 815-40-55-3, there is a fundamental transaction, as defined in the warrant agreements, which allows the holders of the warrants to receive the same form of consideration payable to the holders of Ordinary Shares, in which case equity treatment is not precluded).

The Company used the Black-Scholes valuation model to estimate the fair value of these warrants. In using this model, the Company made certain assumptions about risk-free interest rates, dividend yields, expected stock price volatility, expected term of the warrants and other assumptions. Expected volatility was calculated based upon historical volatility of the Company. Risk-free interest rates are derived from the yield on U.S. Treasury debt securities. Dividend yields are based on historical dividend payments, which have been zero to date. The expected term of the warrants is based on the time to expiration of the warrants from the measurement date.

The following table summarizes the observable inputs used in the valuation of the warrants issued on April 16,2024 on issuance date and on exercise date:

April 16,
2024
Risk-free interest rate	4.69%
Dividend yield	0%
Volatility factor	221%
Expected life of the warrants in years	5.00

e.
On April 19, 2024, the Company raised approximately $2.9 million in gross proceeds in a registered direct offering with a single accredited institutional investor through the sale of an aggregate of 143,695 of its ordinary shares, 262,115 pre-funded warrants to purchase ordinary shares with an exercise price of $0.0002 per share, and private warrants to purchase an aggregate of 405,808 of its ordinary shares at an exercise price of $7.6 per share.

On April 22, 2024, all 262,115 prefunded warrants of the Company were converted into 262,115 ordinary shares of the Company.

Issuance expenses totaled $218.

All warrants were classified as a component of shareholders’ equity

f.	During 2024 the Company converted $3,223 of the remaining principal and accrued interest of long-term loans into 587,500 of the Company’s ordinary shares, see Note 1.d. for additional information.

g.	During 2024 the Company converted $494 of the remaining principal and accrued interest of short-term loans issued in 2022 into 116,598 of the Company’s ordinary shares.

h.	Stock options:

1.
In 2003, the Company adopted a stock option plan under which the Company issues stock options (the “Option Plan”). The Option Plan is intended to provide incentives to the Company’s employees, officers, directors and/or consultants by providing them with the opportunity to purchase ordinary shares of the Company. Options granted under the Option Plan will become exercisable ratably over a period of three to five years or immediately in certain circumstances, commencing with the date of grant. The options generally expire no later than 10 years from the date of grant. Any options which are forfeited or canceled before expiration become available for future grants.

In 2007 a new option plan was approved under which the Company may grant stock options to the U.S. employees of the Company and its subsidiaries (the “2007 Option Plan”). Under the 2007 Option Plan, the Company may grant both qualified (for preferential tax treatment) and non-qualified stock options. In June 2013, the Option Plan was extended for another period of ten years, until December 31, 2023.

In April 2023, the Option Plan was extended for another period of ten years, until December 31, 2033.

During the year 2022, the Company granted 40,047 option to purchase ordinary shares to certain officers and employees of the Company.

During the year 2023, the Company granted 1,100 option to purchase ordinary shares to certain employees of the Company.

During the years 2024 the Company did not grant any option to purchase shares.

2.
A summary of the Company’s stock option activity and related information is as follows:

The estimated fair value of stock option awards was determined on the date of grant using the Black-Scholes option valuation model with the following weighted-average assumptions during the periods indicated:

	Year ended December 31,
	2024	2023	2022
Weighted Average Risk-free interest rate	-	3.84%	2.84
Dividend yield	-	0%	0
Weighted Average Volatility factor	-	91%	74
Weighted Average Expected life of the options	-	4.53	6.64

The expected volatility was based on the historical volatility of the Company’s stock. The expected term was based on the historical experience and based on Management estimate.

The following table contains additional information concerning options granted under the existing stock-option plan:

	Year ended December 31
	2024		2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at Beginning of year	41,109	$70.20	40,552	$71.6	1,069	$246
Granted	-	$-	1,100	$20.6	40,047	$65
Exercised	-	$-	(13)	$20.0	(83)	$20
Canceled and forfeited	(271)	$62.88	(530)	$83.4	(481)	$75.8
Outstanding at end of year	40,838	$70.21	41,109	$70.2	40,552	$71.6
Exercisable at end of year	30,579	$72.38	20,849	$76.0	10,680	$83

A summary of the Company’s non-vested options granted to employees is presented below:

	Year ended December 31
	2024		2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at Beginning of year	20,260	$64.07	29,873	$70.2	272	$214
Granted	-	$-	1,100	$24.6	40,047	$65
Vested	(9,822)	$64.91	(10,249)	$69.2	(9,965)	$78.8
Canceled and forfeited	(179)	$37.75	(464)	$73.6	(481)	$75.8
Non-vested as of December 31, 2024	10,259	$63.73	20,260	$64.07	29,873	$70.2

As of December 31, 2024, there was $214 of unrecognized compensation cost related to non-vested stock-based compensation arrangements granted under the stock option plans, to be recognized over a weighted average period of approximately 1.66 years.

The following table summarizes the allocation of the stock-based compensation:

	Year ended December 31,
	2024	2023	2022
Cost of revenues	$4	$13	$17
Research and development expenses	133	95	67
Selling and marketing expenses	9	7	7
General and administrative expenses	175	128	47
Other expenses, net	81	-	-
	$402	$243	$138

The options outstanding and exercisable as of December 31, 2024, have been separated into ranges of exercise prices as follows:

Exercise price $	Number of options outstanding	Weighted average remaining contractual life (years)	Aggregate intrinsic value	Number of options exercisable
$20.00	373	4.20	$-	373
24.60	662	6.05	$-	340
65.00	38,150	4.68	$-	28,213
150.00	1,190	4.18	$-	1,190
400.00	463	4.07	$-	463
	40,838		$-	30,579

The total intrinsic value of options exercised for the years ended December 31, 2024 and 2023 was $0 and $0, respectively.

h.
Warrants:

Each of the Company's warrants entitles the holder to exercise such warrant for one ordinary share and does not confer upon such holder any rights as an ordinary shareholder until such holder exercises such holder’s warrants and acquires the Ordinary Shares.

All Company warrants outstanding as of December 31, 2024 are classified as a component of shareholders’ equity (excluding the warrants issued on January 19, 2024, which are classified as a liability, see Note 10), because such warrants are free standing financial instruments that are legally detachable, separately exercisable, do not embody an obligation for the Company to repurchase its own shares, and permit the holders to receive a fixed number of Ordinary Shares upon exercise, requires physical settlement and do not provide any guarantee of value or return.

The following table contains additional information concerning warrants activity for the years 2024, 2023 and 2022:

	Year ended December 31
	2024		2023		2022
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Outstanding at Beginning of year	487,642	$18.2	45,393	$201.2	12,350	341.4
Issued	455,808	$7.6	475,291	$10.0	60,987	99.2
Exercised	-	$-	32,743	$64.0	28,243	61.6
Expired /forfeited	-	$-	-	$-	-	-
Outstanding at end of year	943,450	$13.1	487,642	$18.2	45,393	201.2

Set forth below is data regarding the range of exercise prices and expiration date for warrants outstanding at December 31, 2023:

Exercise Price	Number of warrants Outstanding	Exercisable until
$374	125	2025
$150	375	2026
$341.4	11,850	2027
$10	475,292	2029
$8.0	50,000	2029
$7.6	405,808	2029
	943,450

i.
Dividends:

No dividends were declared in the reported periods. In the event that cash dividends are declared in the future, such dividends will be paid in NIS. The Company does not intend to distribute cash dividends in the foreseeable future.